Average Annual Total Returns - Class P3 Shares - Voya MidCap Opportunities Fund	Class P3 1 Yr	Class P3 5 Yrs	Class P3 10 Yrs	Class P3 Since Inception	Class P3 Inception Date	Class P3 After tax on distributions 1 Yr	Class P3 After tax on distributions 5 Yrs	Class P3 After tax on distributions 10 Yrs	Class P3 After tax on distributions Since Inception	Class P3 After tax on distributions with sale 1 Yr	Class P3 After tax on distributions with sale 5 Yrs	Class P3 After tax on distributions with sale 10 Yrs	Class P3 After tax on distributions with sale Since Inception	Russell Midcap® Growth Index 1 Yr		Russell Midcap® Growth Index 5 Yrs	Russell Midcap® Growth Index 10 Yrs	Russell Midcap® Growth Index Since Inception		Russell Midcap® Index 1 Yr		Russell Midcap® Index 5 Yrs	Russell Midcap® Index 10 Yrs	Russell Midcap® Index Since Inception
Total	30.25%			9.95%	Jun. 01, 2018	28.23%			5.84%	18.28%			6.68%	35.47%	[1]	[1]	[1]	13.07%	[1]	30.54%	[1]	[1]	[1]	9.72%	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.